Wells, Pipelines, Properties, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Wells, Pipelines, Properties, Plant and Equipment, Net	WELLS, PIPELINES, PROPERTIES, PLANT AND EQUIPMENT, NET
As of June 30, 2023 and December 31, 2022, wells, pipelines, properties, plant and equipment, net, is presented as follows:

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Investment
Balances as of January 1, 2022	951,486,189		13,548,596	495,475,879	1,487,962,570	70,711,580	415,885,213	49,310,555	28,534,437	253,435,510	44,765,993	3,811,116,522
Acquisitions (2)	24,924,550		311,390	1,618,940	10,336,630	2,090,630	907,100	5,238,190	(3,064,920)	101,595,260	56,160	144,013,930
Reclassifications	(190)		—	(71,210)	—	(530)	—	(76,130)	(4,040)	—	—	(152,100)
Capitalization	8,340,710		—	4,044,640	30,885,250	746,020	662,340	590,880	—	(45,680,130)	410,280	(10)
Disposals	(1,204,880)		—	(85,130)	—	(360)	—	(245,840)	(650,280)	(732,720)	—	(2,919,210)
Translation effect	(2,836,830)		—	(50,260)	—	(275,160)	—	(235,640)	(132,920)	(3,407,970)	(70,850)	(7,009,630)
Balances as of June 30, 2022	Ps.	980,709,549	13,859,986	500,932,859	1,529,184,450	73,272,180	417,454,653	54,582,015	24,682,277	305,209,950	45,161,583	3,945,049,502
Balances as of January 1, 2023	1,053,836,879		14,840,995	493,683,632	1,586,407,714	73,865,712	420,363,210	50,809,657	29,297,417	374,025,584	53,125,295	4,150,256,095
Acquisitions	7,406,760		2,130,670	651,070	14,987,680	6,740	773,510	839,640	2,162,760	97,051,190	140,930	126,150,950
Reclassifications	412,300		—	103,360	2,967,760	(176,590)	—	39,610	(60)	(124,960)	—	3,221,420
Capitalization	6,420,470		—	6,050,860	46,219,390	246,960	4,491,700	456,050	38,040	(63,923,470)	—	—
Disposals	(619,260)		(511,310)	(130,210)	(1,094,130)	(49,390)	—	(371,460)	(13,330)	(2,310,810)	(600)	(5,100,500)
Translation effect	(16,417,790)		—	(195,880)	—	(1,222,840)	—	(83,550)	(522,430)	(28,659,120)	(304,280)	(47,405,890)
Balances as of June 30, 2023	Ps.	1,051,039,359	16,460,355	500,162,832	1,649,488,414	72,670,592	425,628,420	51,689,947	30,962,397	376,058,414	52,961,345	4,227,122,075

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Accumulated depreciation and amortization
Balances as of January 1, 2022	(682,489,735)		(6,281,568)	(236,437,335)	(1,182,871,028)	(45,856,045)	(264,074,556)	(44,695,207)	(15,059,962)	(58,818,479)	—	(2,536,583,915)
Depreciation and amortization	(19,569,930)		(213,980)	(7,707,800)	(31,834,810)	(934,610)	(7,443,710)	(1,388,530)	(320,623)	—	—	(69,413,993)
Reclassifications	90		—	—	71,670	530	—	75,760	4,050	—	—	152,100
(Impairment)	(18,573,240)		—	(1,321,170)	(4,974,170)	—	—	—	—	(109,370)	—	(24,977,950)
Reversal of impairment	57,865,740		—	3,976,210	14,999,070	—	10,765,280	—	—	1,499,760	—	89,106,060
Disposals	334,530		—	48,220	—	360	—	231,470	290,019	—	—	904,599
Translation effect	1,720,180		—	23,470	—	136,790	—	198,590	5,970	—	—	2,085,000
Balances as of June 30, 2022	Ps.	(660,712,365)	(6,495,548)	(241,418,405)	(1,204,609,268)	(46,652,975)	(260,752,986)	(45,577,917)	(15,080,546)	(57,428,089)	—	(2,538,728,099)
Balances as of January 1, 2023	(789,443,853)		(6,593,644)	(264,441,515)	(1,260,106,083)	(47,796,496)	(294,192,090)	(45,932,403)	(15,664,032)	(57,335,129)	—	(2,781,505,245)
Depreciation and amortization	(16,425,970)		(403,660)	(6,395,380)	(25,684,940)	(956,350)	(5,500,690)	(728,730)	(695,458)	—	—	(56,791,178)
Reclassifications	(405,220)		—	(103,360)	(2,989,670)	309,120	—	(32,350)	60	—	—	(3,221,420)
(Impairment)	(17,687,630)		—	(5,426,790)	(32,382,700)	—	(25,066,390)	—	—	(368,181)	—	(80,931,691)
Reversal of impairment	9,514,200		—	329,110	532,450	—	—	—	—	4,471,440	—	14,847,200
Disposals	222,630		219,120	109,680	740,570	—	—	349,170	4,384	—	—	1,645,554
Translation effect	9,325,760		—	180,200	—	610,030	—	50,820	87,700	—	—	10,254,510
Balances as of June 30, 2023	Ps.	(804,900,083)	(6,778,184)	(275,748,055)	(1,319,890,373)	(47,833,696)	(324,759,170)	(46,293,493)	(16,267,346)	(53,231,870)	—	(2,895,702,270)
Wells, pipelines, properties, plant and equipment—net as of June 30, 2022	Ps.	319,997,184	7,364,438	259,514,454	324,575,182	26,619,205	156,701,667	9,004,098	9,601,731	247,781,861	45,161,583	1,406,321,403
Wells, pipelines, properties, plant and equipment—net as of June 30, 2023	Ps.	246,139,276	9,682,171	224,414,777	329,598,041	24,836,896	100,869,250	5,396,454	14,695,051	322,826,544	52,961,345	1,331,419,805
Depreciation rates	3 to 5%		5%	2 to7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—	—
Estimated useful lives	20 to 35		20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—	—
(1)Mainly wells, pipelines and plants.
(2)On January 20, 2022, PEMEX acquired assets with a cost of Ps. 29,669,961, consisting mainly of plants. This amount includes assets acquired through a business combination (see Note 12).

A.For the six-month periods ended June 30, 2023 and 2022, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 2,389,748 and Ps. 1,674,380, respectively. Financing cost rates during the six-month periods ended June 30, 2023 and 2022 were 6.47% to 7.54% and 5.40% to 6.48%, respectively.
B.The combined depreciation of fixed assets and amortization of wells for the six-month periods ended June 30, 2023 and 2022, recognized in operating costs and expenses, was Ps. 56,791,178 and Ps. 69,413,993, respectively. These figures include costs related to plugging and abandonment of wells for the six-month periods ended June 30, 2023 and 2022 of Ps. 30,330 and Ps. 35,914, respectively.
C.As of June 30, 2023 and December 31, 2022, provisions relating to future plugging of wells costs amounted to Ps. 60,915,126 and Ps. 66,699,388, respectively, and are presented in the “Provisions for plugging of wells” (see Note 17).
D.For the six-month periods ended June 30, 2023 and 2022, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. (37,151,380) and Ps. (4,924,630), respectively, which was mainly plant.
E.During the six-month periods ended June 30, 2023 and 2022, PEMEX recognized a net (impairment) and a net reversal of impairment of Ps. (66,084,491) and Ps. 64,128,110, respectively, which is presented as a separate line item in the consolidated statement of comprehensive income (loss) as follows:

	2023	2022
	(Impairment) / Reversal of impairment, net
Pemex Exploration and Production	(59,536,095)	21,547,474
Pemex Industrial Transformation	(6,548,396)	40,823,408
Pemex Logistics	—	1,474,790
MGAS	—	282,438
(Impairment) reversal of impairment, net	(66,084,491)	64,128,110
Cash-Generating Unit of Pemex Exploration and Production
During the six-month periods ended June 30, 2023 and 2022, Pemex Exploration and Production recognized a net impairment and net reversal of impairment of Ps. (59,536,095) and Ps. 21,547,474, respectively, shown by GCUs as follows:

	2023		2022
Chuc	(19,216,570)		—
Crudo Ligero Marino	(7,863,676)		—
Aceite Terciario del Golfo	(6,634,837)		—
Ogarrio Magallanes	(6,448,126)		(7,928,033)
Burgos	(5,995,860)		9,124,073
Tsimin Xux	(5,224,009)		723,354
Ixtal - Manik	(4,837,174)		—
Cantarell	(2,851,694)		11,363,472
Antonio J. Bermúdez	(1,139,810)		6,252,924
Poza Rica	(751,664)		—
Tamaulipas Constituciones	(742,705)		1,603,470
Arenque	(528,440)		—
Misión (CEE)	(28,177)		234,658
Santuario El Golpe	(112,355)		—
Cuenca de Macuspana	(70,075)		225,477
Lakach	2,905,272		(84,404)
Cárdenas Mora (CEE)	3,805		—
Ébano (CEE)	—		32,483
Total	Ps.	(59,536,095)	21,547,474
As of June 30, 2023, Pemex Exploration and Production recognized a net impairment of Ps. (59,536,095) mainly due to: (i) a decrease in production profiles volume in the barrel of crude oil equivalent generating a negative effect of Ps. 83,067,440, mainly in the Chuc, Crudo Ligero Marino, Tsimin Xux and Ixtal-Manik CGUs; (ii) the negative effect due to an exchange rate of Ps. 31,854,861, from Ps. 19.4143 = U.S.$1.00 as of December 31, 2022, to Ps. 17.0720 = U.S.$1.00 as of June 30, 2023 and (iii) an increase in the discount rate of Ps. 13,119,343, from 9.31% in December 31, 2022 to 10.42% in June 30, 2023, due to the increase in the debt component in the Weighted Average Cost of Capital (“WAAC”) derived from the rise in global interest rates, which impacted PEMEX's benchmark rates that oil and gas industry uses to determine these discount rates. These effects were partially offset by (i) an increase in crude oil prices, generating a positive effect of Ps. 42,858,913; (ii) a positive tax effect of Ps. 23,439,232, due to the decrease in production profiles volume in the barrel of crude oil equivalent and (iii) a positive effect of Ps. 2,207,404 due to lower freight and distribution costs.
As of June 30, 2022, Pemex Exploration and Production recognized a net reversal of impairment of Ps. 21,547,474, mainly due to an increase in crude oil prices, generating a positive effect of Ps. 123,125,874, mainly in the Cantarell, Burgos and Antonio J. Bermúdez CGUs. These effects were partially offset by (i) a decrease in production volume of crude oil and higher transportation and distribution costs, resulting in a negative effect of Ps. 63,545,318; (ii) a lower exchange rate gain of Ps. 5,781,853, from a peso/U.S. dollar exchange rate of Ps. 20.5835 = U.S.$1.00 as of December 31, 2021 to Ps. 19.9847 = U.S. $1.00 as of June 30, 2022; (iii) a negative effect of Ps. 25,052,959, due to an increase in the discount rate from 5.68% to 7.41%; and (iv) a negative tax effect of Ps. 7,198,269, due to higher income as a result of an increase in hydrocarbon prices.
The CGUs of Pemex Exploration and Production are investment projects in productive fields with hydrocarbon reserves associated with proved reserves. These productive hydrocarbon fields contain varying degrees of heating power consisting of a set of wells and are supported by fixed assets associated directly with production, such as pipelines, production facilities, offshore platforms, specialized equipment and machinery.
Each project represents the smallest unit which can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Pemex Exploration and Production determines the recoverable amount of fixed assets based on the long-term estimated prices for Pemex Exploration and Production’s proved reserves. The recoverable amount on each asset is the value in use.
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

As of June 30,
	2023	2022
Average crude oil price	61.72 U.S.$/bl	60.99 U.S.$/bl
Average gas price	4.96 U.S.$/mpc	5.09 U.S.$/mpc
Average condensates price	67.57 U.S.$/bl	68.27 U.S.$/bl
After-tax discount rate	10.42% annual	7.41% annual

For the six-month periods ended June 30, 2023 and 2022 the total forecast production, calculated with a horizon of 25 years, was 6,685 billion barrels per day (Bbd) and 6,955 Bbd per day of crude oil equivalent, respectively.
Pemex Exploration and Production, in compliance with practices observed in the industry, estimates the recovery value of an asset by determining its value in use, based on cash flows associated with proved reserves after taxes and using a discount rate, also after taxes. Cash flows related to plugging wells provision costs are excluded in this computation of discounted cash flows.
As of June 30, 2023 and 2022, values in use for CGU with impairment or reversal of impairment are:

	2023		2022
Aceite Terciario del Golfo	Ps.	37,276,319	84,116,214
Chuc	36,565,512		83,989,635
Tsimin Xux	27,851,730		29,258,331
Ogarrio Magallanes	24,027,128		18,112,667
Crudo Ligero Marino	17,206,881		33,269,762
Antonio J. Bermúdez	8,654,361		23,181,387
Burgos	7,399,377		13,200,629
Ixtal - Manik	6,472,463		20,986,390
Poza Rica	5,500,551		—
Arenque	4,084,877		6,674,267
Lakach	3,328,644		—
Tamaulipas Constituciones	1,931,129		7,233,388
Ku-Maloob-Zaap	—		724,768,145
Cuenca de Veracruz	—		142,657,247
Cactus Sitio Grande	—		38,229,203
Cuenca de Macuspana	(83,935)		874,044
Misión (CEE)	(716,358)		—
Cárdenas Mora	(2,148,930)		—
Santuario El Golpe	(2,412,398)		—
Cantarell	(11,456,751)		63,391,663
Total	Ps.	163,480,600	1,289,942,972
Cash-Generating Units of Pemex Industrial Transformation
As of June 30, 2023, and 2022, Pemex Industrial Transformation recognized a net impairment and net reversal of impairment of Ps. (6,548,396) and Ps. 40,823,408, respectively, shown by CGU as follows:

	2023		2022
Madero Refinery	(10,210,354)		14,750,919
Minatitlán Refinery	(4,558,203)		32,560,935
Cosoleacaque Petrochemical Complex	(1,301,741)		(1,090,260)
Burgos Gas Processor Complex	(808,931)		—
Matapionche Gas Processor Complex	(156,642)		—
Arenque Gas Processor Complex	(104,647)		—
Tula Refinery	—		9,830,444
Pajaritos Petrochemical Complex	—		31,633
Nuevo Poza Rica Gas Processor Complex	—		(2,294,830)
Poza Rica Gas Processor Complex	28,342		—
Cangrejera Petrochemical Complex	524,059		(5,443,028)
Nuevo Pemex Gas Processor Complex	1,080,820		—
Morelos Petrochemical Complex	3,208,249		(7,522,405)
Salamanca Refinery	5,750,652		—
Total	Ps.	(6,548,396)	40,823,408

As of June 30, 2023, the net impairment of Ps. (6,548,396) was due to a negative effect due to an exchange rate of Ps. 19.4143 = U.S.$1.00 as of December 31, 2022 to Ps. 17.0720 = U.S. $1.00 as of June 30, 2023. These effects were partially offset by (i) an improvement in production levels as a result of application of rehabilitation program and (ii) a slight decrease in the discount rate of CGUs of refined products by 14.16% as of December 31, 2022 to 14.10% as of June 30, 2023.

As of June 30, 2022, the net reversal of impairment of Ps. 40,823,408 was mainly the result of a 26.8% increase in refining sales price. These effects were partially offset by (i) an increase in the discount rate of CGUs of refined products by 12.1% and a decrease in the discount rate of ethylene products by 2.2%; and (ii) a decrease in the exchange rate of the peso against the U.S. dollar, from a peso/U.S. dollar exchange rate of Ps. 20.5835 = U.S.$1.00 as of December 31, 2021, to Ps. 19.9847 = U.S.$1.00 as of June 30, 2022, which are used as cash flows when U.S. dollars are taken as reference.
To determine the value in use of long-lived assets associated with the CGUs of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of June 30,
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	Refining		Gas		Petrochemicals		Ethylene		Fertilizers
Average crude oil Price (U.S.$)	75.2	100.15	N.A.		N.A.		N.A.		N.A
Processed volume (1)	903 mbd	889 mbd	2,575	2,148	Variable because the load inputs are diverse
Rate of U.S.$	$17.0720	$19.9847	$17.0720	$19.9847	$17.0720	19.9847	$17.0720	19.9847	$17.0720	$19.9847
Useful lives of the cash-generating units (year average)	11	12	6	7	5	5	5	5	5	5
Pre-tax discount rate	14.10%	10.59%	13.26%	10.62%	10.46%	8.82%	10.46%	8.82%	13.05%	10.49%
Period (2)	2023 - 2033		2023 - 2028		2023 - 2027		2023 - 2027		2023 - 2027

(1)Average of the first four years.
(2)The first five years are projected and stabilize at year six.
N.A. = Not applicable
CGUs in Pemex Industrial Transformation are processing centers grouped according to their types of processes as refineries, gas complex processors, and petrochemical centers. These centers produce various finished products for direct sale to customers or intermediate products that can be processed in another of its CGUs or by a third party. Each processing center of Pemex Industrial Transformation represents the smallest unit that has distinguishable revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the CGUs, budget programs and various statistical models that consider historical information of processes and the capacity of various processing centers.
The recoverable amount of assets is based on each asset’s value in use. The value in use for each asset is calculated based on discounted cash flows, taking into consideration the volumes to be produced and sales to be carried out. As of June 30, 2023 and 2022, the value in use for the impairment of fixed assets was as follows:

	2023		2022
Tula Refinery	Ps.	55,664,585	73,772,599
Salina Cruz Refinery	44,338,748		80,118,065
Salamanca Refinery	28,617,019		—
Nuevo Pemex Gas Processor Complex	27,965,299		—
Morelos Petrochemicals Complex	2,969,979		—
Burgos Gas Processor Complex	965,475		—
Cosoleacaque Petrochemicals Complex	858,643		—
Madero Refinery	730,425		17,085,340
Minatitlán Refinery	(3,168,068)		53,497,755
Poza Rica Gas Processor Complex	(2,038,230)		1,504,232
Total	Ps.	156,903,875	225,977,991